GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,580,396	Great-West Bond Index Fund Institutional Class(a)	$ 86,232,976
4,221,068	Great-West Core Bond Fund Institutional Class(a)	42,337,309
4,936,068	Great-West Global Bond Fund Institutional Class(a)	44,622,053
2,813,909	Great-West High Yield Bond Fund Institutional Class(a)	26,619,580
10,214,874	Great-West Inflation-Protected Securities Fund Institutional Class(a)	101,127,249
3,640,834	Great-West Multi-Sector Bond Fund Institutional Class(a)	34,842,782
3,842,460	Great-West Short Duration Bond Fund Institutional Class(a)	38,194,057

TOTAL BOND MUTUAL FUNDS — 46.09% (Cost $370,111,322)		$373,976,006
EQUITY MUTUAL FUNDS
414,928	American Century Real Estate Fund Class R6	13,261,098
694,921	DFA International Real Estate Securities Portfolio Institutional Class	3,738,677
271,103	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,082,438
1,291,229	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,910,882
2,059,735	Great-West International Growth Fund Institutional Class(a)	17,445,959
3,982,349	Great-West International Index Fund Institutional Class(a)	38,788,084
2,700,018	Great-West International Value Fund Institutional Class(a)	21,357,143
2,806,582	Great-West Large Cap Growth Fund Institutional Class(a)	29,918,167
953,366	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,207,443
1,392,638	Great-West Mid Cap Value Fund Institutional Class(a)	12,338,771
1,895,910	Great-West Putnam Equity Income Fund Institutional Class(a)	18,011,145
Shares		Fair Value
Equity Mutual Funds — (continued)
1,346,077	Great-West Real Estate Index Fund Institutional Class(a)	$ 13,272,322
6,584,558	Great-West S&P 500® Index Fund Institutional Class(a)	65,911,421
3,167,588	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	28,223,206
1,657,672	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,311,108
117,379	Great-West Small Cap Growth Fund Institutional Class(a)	1,196,096
2,306,120	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	18,033,859
1,526,700	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,793,743
281,753	Invesco Global Real Estate Fund Class R6	3,744,502
157,567	Janus Henderson Triton Fund Class N	4,912,936
968,416	Northern Emerging Markets Equity Index Fund	10,923,731

TOTAL EQUITY MUTUAL FUNDS — 42.94% (Cost $351,213,689)		$348,382,731
Account Balance
FIXED INTEREST CONTRACT
89,320,587(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	89,320,587

TOTAL FIXED INTEREST CONTRACT — 11.01% (Cost $89,320,587)		$89,320,587
TOTAL INVESTMENTS — 100.04% (Cost $810,645,598)		$811,679,324
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(361,597)
TOTAL NET ASSETS — 100.00%		$811,317,727

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,705,350	Great-West Bond Index Fund Institutional Class(a)	$ 27,188,761
1,330,521	Great-West Core Bond Fund Institutional Class(a)	13,345,122
1,451,372	Great-West Global Bond Fund Institutional Class(a)	13,120,406
845,651	Great-West High Yield Bond Fund Institutional Class(a)	7,999,861
2,356,519	Great-West Inflation-Protected Securities Fund Institutional Class(a)	23,329,537
1,135,863	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,870,210
922,736	Great-West Short Duration Bond Fund Institutional Class(a)	9,171,997

TOTAL BOND MUTUAL FUNDS — 42.92% (Cost $103,238,593)		$105,025,894
EQUITY MUTUAL FUNDS
126,592	American Century Real Estate Fund Class R6	4,045,880
218,410	DFA International Real Estate Securities Portfolio Institutional Class	1,175,046
90,433	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,028,223
480,438	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,059,705
725,711	Great-West International Growth Fund Institutional Class(a)	6,146,771
1,401,265	Great-West International Index Fund Institutional Class(a)	13,648,325
950,873	Great-West International Value Fund Institutional Class(a)	7,521,408
930,247	Great-West Large Cap Growth Fund Institutional Class(a)	9,916,437
352,297	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,663,367
464,162	Great-West Mid Cap Value Fund Institutional Class(a)	4,112,471
633,660	Great-West Putnam Equity Income Fund Institutional Class(a)	6,019,770
Shares		Fair Value
Equity Mutual Funds — (continued)
410,599	Great-West Real Estate Index Fund Institutional Class(a)	$ 4,048,501
2,191,836	Great-West S&P 500® Index Fund Institutional Class(a)	21,940,282
1,054,972	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,399,800
610,487	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,902,208
45,445	Great-West Small Cap Growth Fund Institutional Class(a)	463,086
770,502	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,025,323
507,845	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,255,738
88,606	Invesco Global Real Estate Fund Class R6	1,177,576
57,977	Janus Henderson Triton Fund Class N	1,807,739
359,775	Northern Emerging Markets Equity Index Fund	4,058,257

TOTAL EQUITY MUTUAL FUNDS — 48.39% (Cost $121,122,898)		$118,415,913
Account Balance
FIXED INTEREST CONTRACT
21,380,347(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	21,380,347

TOTAL FIXED INTEREST CONTRACT — 8.73% (Cost $21,380,347)		$21,380,347
TOTAL INVESTMENTS — 100.04% (Cost $245,741,838)		$244,822,154
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(103,328)
TOTAL NET ASSETS — 100.00%		$244,718,826

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,575,137	Great-West Bond Index Fund Institutional Class(a)	$ 176,630,130
8,630,313	Great-West Core Bond Fund Institutional Class(a)	86,562,034
8,941,893	Great-West Global Bond Fund Institutional Class(a)	80,834,711
5,310,597	Great-West High Yield Bond Fund Institutional Class(a)	50,238,249
11,111,068	Great-West Inflation-Protected Securities Fund Institutional Class(a)	109,999,574
7,341,252	Great-West Multi-Sector Bond Fund Institutional Class(a)	70,255,781
4,584,013	Great-West Short Duration Bond Fund Institutional Class(a)	45,565,091

TOTAL BOND MUTUAL FUNDS — 37.90% (Cost $612,245,119)		$620,085,570
EQUITY MUTUAL FUNDS
852,666	American Century Real Estate Fund Class R6	27,251,215
1,553,766	DFA International Real Estate Securities Portfolio Institutional Class	8,359,262
690,934	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,855,922
4,017,881	Great-West Emerging Markets Equity Fund Institutional Class(a)	33,951,095
5,776,354	Great-West International Growth Fund Institutional Class(a)	48,925,718
11,168,282	Great-West International Index Fund Institutional Class(a)	108,779,069
7,575,211	Great-West International Value Fund Institutional Class(a)	59,919,922
6,970,963	Great-West Large Cap Growth Fund Institutional Class(a)	74,310,464
2,897,338	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	21,903,871
3,529,825	Great-West Mid Cap Value Fund Institutional Class(a)	31,274,253
4,788,245	Great-West Putnam Equity Income Fund Institutional Class(a)	45,488,331
Shares		Fair Value
Equity Mutual Funds — (continued)
2,767,660	Great-West Real Estate Index Fund Institutional Class(a)	$ 27,289,123
16,535,907	Great-West S&P 500® Index Fund Institutional Class(a)	165,524,424
7,956,618	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	70,893,470
5,047,551	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	40,531,837
362,975	Great-West Small Cap Growth Fund Institutional Class(a)	3,698,712
5,822,122	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	45,528,990
3,798,861	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,834,458
629,820	Invesco Global Real Estate Fund Class R6	8,370,308
479,257	Janus Henderson Triton Fund Class N	14,943,239
3,006,403	Northern Emerging Markets Equity Index Fund	33,912,224

TOTAL EQUITY MUTUAL FUNDS — 55.65% (Cost $910,238,045)		$910,545,907
Account Balance
FIXED INTEREST CONTRACT
106,278,285(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	106,278,285

TOTAL FIXED INTEREST CONTRACT — 6.49% (Cost $106,278,285)		$106,278,285
TOTAL INVESTMENTS — 100.04% (Cost $1,628,761,449)		$1,636,909,762
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(704,566)
TOTAL NET ASSETS — 100.00%		$1,636,205,196

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,226,675	Great-West Bond Index Fund Institutional Class(a)	$ 22,378,089
1,094,756	Great-West Core Bond Fund Institutional Class(a)	10,980,400
1,086,297	Great-West Global Bond Fund Institutional Class(a)	9,820,126
652,362	Great-West High Yield Bond Fund Institutional Class(a)	6,171,342
992,362	Great-West Inflation-Protected Securities Fund Institutional Class(a)	9,824,387
924,438	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,846,868
440,781	Great-West Short Duration Bond Fund Institutional Class(a)	4,381,361

TOTAL BOND MUTUAL FUNDS — 30.14% (Cost $71,040,868)		$72,402,573
EQUITY MUTUAL FUNDS
126,786	American Century Real Estate Fund Class R6	4,052,066
241,594	DFA International Real Estate Securities Portfolio Institutional Class	1,299,778
116,146	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,320,583
757,552	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,401,317
1,035,301	Great-West International Growth Fund Institutional Class(a)	8,768,995
1,999,751	Great-West International Index Fund Institutional Class(a)	19,477,573
1,356,050	Great-West International Value Fund Institutional Class(a)	10,726,358
1,175,769	Great-West Large Cap Growth Fund Institutional Class(a)	12,533,702
536,132	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,053,161
599,709	Great-West Mid Cap Value Fund Institutional Class(a)	5,313,422
816,278	Great-West Putnam Equity Income Fund Institutional Class(a)	7,754,637
Shares		Fair Value
Equity Mutual Funds — (continued)
411,447	Great-West Real Estate Index Fund Institutional Class(a)	$ 4,056,866
2,803,494	Great-West S&P 500® Index Fund Institutional Class(a)	28,062,974
1,351,201	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	12,039,203
935,895	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,515,240
67,857	Great-West Small Cap Growth Fund Institutional Class(a)	691,466
993,297	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	7,767,586
640,627	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,368,452
98,144	Invesco Global Real Estate Fund Class R6	1,304,328
88,217	Janus Henderson Triton Fund Class N	2,750,599
567,233	Northern Emerging Markets Equity Index Fund	6,398,386

TOTAL EQUITY MUTUAL FUNDS — 65.64% (Cost $163,427,138)		$157,656,692
Account Balance
FIXED INTEREST CONTRACT
10,240,758(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,240,758

TOTAL FIXED INTEREST CONTRACT — 4.26% (Cost $10,240,758)		$10,240,758
TOTAL INVESTMENTS — 100.04% (Cost $244,708,764)		$240,300,023
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(96,796)
TOTAL NET ASSETS — 100.00%		$240,203,227

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,387,932	Great-West Bond Index Fund Institutional Class(a)	$ 104,398,717
5,105,948	Great-West Core Bond Fund Institutional Class(a)	51,212,661
4,908,446	Great-West Global Bond Fund Institutional Class(a)	44,372,353
2,979,704	Great-West High Yield Bond Fund Institutional Class(a)	28,188,000
3,074,505	Great-West Inflation-Protected Securities Fund Institutional Class(a)	30,437,601
4,296,087	Great-West Multi-Sector Bond Fund Institutional Class(a)	41,113,553
1,540,862	Great-West Short Duration Bond Fund Institutional Class(a)	15,316,164

TOTAL BOND MUTUAL FUNDS — 21.02% (Cost $310,147,989)		$315,039,049
EQUITY MUTUAL FUNDS
795,013	American Century Real Estate Fund Class R6	25,408,620
1,590,850	DFA International Real Estate Securities Portfolio Institutional Class	8,558,772
830,847	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,446,730
5,959,258	Great-West Emerging Markets Equity Fund Institutional Class(a)	50,355,732
7,770,582	Great-West International Growth Fund Institutional Class(a)	65,816,832
15,023,027	Great-West International Index Fund Institutional Class(a)	146,324,286
10,187,237	Great-West International Value Fund Institutional Class(a)	80,581,042
8,326,524	Great-West Large Cap Growth Fund Institutional Class(a)	88,760,742
4,157,818	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	31,433,102
4,300,732	Great-West Mid Cap Value Fund Institutional Class(a)	38,104,486
5,838,734	Great-West Putnam Equity Income Fund Institutional Class(a)	55,467,973
Shares		Fair Value
Equity Mutual Funds — (continued)
2,580,701	Great-West Real Estate Index Fund Institutional Class(a)	$ 25,445,711
19,976,585	Great-West S&P 500® Index Fund Institutional Class(a)	199,965,611
9,612,391	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	85,646,403
7,221,646	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	57,989,821
521,221	Great-West Small Cap Growth Fund Institutional Class(a)	5,311,247
7,102,116	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	55,538,547
4,532,755	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,984,484
645,706	Invesco Global Real Estate Fund Class R6	8,581,433
682,802	Janus Henderson Triton Fund Class N	21,289,780
4,466,169	Northern Emerging Markets Equity Index Fund	50,378,384

TOTAL EQUITY MUTUAL FUNDS — 76.64% (Cost $1,158,796,149)		$1,148,389,738
Account Balance
FIXED INTEREST CONTRACT
35,707,596(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	35,707,596

TOTAL FIXED INTEREST CONTRACT — 2.38% (Cost $35,707,596)		$35,707,596
TOTAL INVESTMENTS — 100.04% (Cost $1,504,651,734)		$1,499,136,383
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(654,201)
TOTAL NET ASSETS — 100.00%		$1,498,482,182

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
750,245	Great-West Bond Index Fund Institutional Class(a)	$ 7,539,958
369,280	Great-West Core Bond Fund Institutional Class(a)	3,703,880
343,955	Great-West Global Bond Fund Institutional Class(a)	3,109,352
211,278	Great-West High Yield Bond Fund Institutional Class(a)	1,998,688
130,304	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,290,013
310,509	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,971,576
79,722	Great-West Short Duration Bond Fund Institutional Class(a)	792,434

TOTAL BOND MUTUAL FUNDS — 13.27% (Cost $20,937,760)		$21,405,901
EQUITY MUTUAL FUNDS
86,155	American Century Real Estate Fund Class R6	2,753,529
180,355	DFA International Real Estate Securities Portfolio Institutional Class	970,309
97,937	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,113,545
770,717	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,512,556
957,773	Great-West International Growth Fund Institutional Class(a)	8,112,341
1,850,682	Great-West International Index Fund Institutional Class(a)	18,025,638
1,255,848	Great-West International Value Fund Institutional Class(a)	9,933,758
970,780	Great-West Large Cap Growth Fund Institutional Class(a)	10,348,514
526,279	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,978,670
504,884	Great-West Mid Cap Value Fund Institutional Class(a)	4,473,270
685,855	Great-West Putnam Equity Income Fund Institutional Class(a)	6,515,622
Shares		Fair Value
Equity Mutual Funds — (continued)
279,641	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,757,256
2,337,714	Great-West S&P 500® Index Fund Institutional Class(a)	23,400,520
1,126,060	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,033,198
913,525	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,335,606
65,510	Great-West Small Cap Growth Fund Institutional Class(a)	667,546
834,692	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,527,289
527,401	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,419,624
73,265	Invesco Global Real Estate Fund Class R6	973,694
86,348	Janus Henderson Triton Fund Class N	2,692,336
577,061	Northern Emerging Markets Equity Index Fund	6,509,252

TOTAL EQUITY MUTUAL FUNDS — 85.62% (Cost $143,742,904)		$138,054,073
Account Balance
FIXED INTEREST CONTRACT
1,856,775(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,856,775

TOTAL FIXED INTEREST CONTRACT — 1.15% (Cost $1,856,775)		$1,856,775
TOTAL INVESTMENTS — 100.04% (Cost $166,537,439)		$161,316,749
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(67,912)
TOTAL NET ASSETS — 100.00%		$161,248,837

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,859,412	Great-West Bond Index Fund Institutional Class(a)	$ 28,737,092
1,410,218	Great-West Core Bond Fund Institutional Class(a)	14,144,486
1,280,372	Great-West Global Bond Fund Institutional Class(a)	11,574,562
787,753	Great-West High Yield Bond Fund Institutional Class(a)	7,452,143
203,783	Great-West Inflation-Protected Securities Fund Institutional Class(a)	2,017,449
1,173,911	Great-West Multi-Sector Bond Fund Institutional Class(a)	11,234,331
203,260	Great-West Short Duration Bond Fund Institutional Class(a)	2,020,405

TOTAL BOND MUTUAL FUNDS — 8.81% (Cost $75,848,633)		$77,180,468
EQUITY MUTUAL FUNDS
470,713	American Century Real Estate Fund Class R6	15,043,989
1,028,921	DFA International Real Estate Securities Portfolio Institutional Class	5,535,594
547,448	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,224,482
4,751,105	Great-West Emerging Markets Equity Fund Institutional Class(a)	40,146,833
5,629,962	Great-West International Growth Fund Institutional Class(a)	47,685,781
10,881,283	Great-West International Index Fund Institutional Class(a)	105,983,699
7,377,170	Great-West International Value Fund Institutional Class(a)	58,353,418
5,377,697	Great-West Large Cap Growth Fund Institutional Class(a)	57,326,247
3,163,017	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	23,912,408
2,831,402	Great-West Mid Cap Value Fund Institutional Class(a)	25,086,224
3,847,554	Great-West Putnam Equity Income Fund Institutional Class(a)	36,551,767
Shares		Fair Value
Equity Mutual Funds — (continued)
1,527,632	Great-West Real Estate Index Fund Institutional Class(a)	$ 15,062,447
13,044,193	Great-West S&P 500® Index Fund Institutional Class(a)	130,572,373
6,279,189	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	55,947,574
5,489,686	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	44,082,177
389,981	Great-West Small Cap Growth Fund Institutional Class(a)	3,973,911
4,680,004	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	36,597,633
2,926,541	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,524,414
417,409	Invesco Global Real Estate Fund Class R6	5,547,366
520,568	Janus Henderson Triton Fund Class N	16,231,310
3,562,462	Northern Emerging Markets Equity Index Fund	40,184,569

TOTAL EQUITY MUTUAL FUNDS — 90.68% (Cost $807,435,462)		$794,574,216
Account Balance
FIXED INTEREST CONTRACT
4,827,545(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,827,545

TOTAL FIXED INTEREST CONTRACT — 0.55% (Cost $4,827,545)		$4,827,545
TOTAL INVESTMENTS — 100.04% (Cost $888,111,640)		$876,582,229
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(384,328)
TOTAL NET ASSETS — 100.00%		$876,197,901

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
257,092	Great-West Bond Index Fund Institutional Class(a)	$ 2,583,777
126,033	Great-West Core Bond Fund Institutional Class(a)	1,264,107
115,179	Great-West Global Bond Fund Institutional Class(a)	1,041,221
70,490	Great-West High Yield Bond Fund Institutional Class(a)	666,831
105,036	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,005,198
12,895	Great-West Short Duration Bond Fund Institutional Class(a)	128,176

TOTAL BOND MUTUAL FUNDS — 7.32% (Cost $6,526,821)		$6,689,310
EQUITY MUTUAL FUNDS
49,287	American Century Real Estate Fund Class R6	1,575,227
112,171	DFA International Real Estate Securities Portfolio Institutional Class	603,477
57,046	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	648,610
538,259	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,548,291
608,550	Great-West International Growth Fund Institutional Class(a)	5,154,415
1,176,476	Great-West International Index Fund Institutional Class(a)	11,458,878
797,942	Great-West International Value Fund Institutional Class(a)	6,311,723
549,333	Great-West Large Cap Growth Fund Institutional Class(a)	5,855,894
347,855	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,629,781
291,800	Great-West Mid Cap Value Fund Institutional Class(a)	2,585,347
397,100	Great-West Putnam Equity Income Fund Institutional Class(a)	3,772,452
159,957	Great-West Real Estate Index Fund Institutional Class(a)	1,577,179
Shares		Fair Value
Equity Mutual Funds — (continued)
1,337,975	Great-West S&P 500® Index Fund Institutional Class(a)	$13,393,127
643,911	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,737,251
606,972	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,873,984
43,879	Great-West Small Cap Growth Fund Institutional Class(a)	447,125
482,582	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,773,788
299,708	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,511,555
45,557	Invesco Global Real Estate Fund Class R6	605,446
57,390	Janus Henderson Triton Fund Class N	1,789,413
403,169	Northern Emerging Markets Equity Index Fund	4,547,752

TOTAL EQUITY MUTUAL FUNDS — 92.40% (Cost $87,620,292)		$84,400,715
Account Balance
FIXED INTEREST CONTRACT
292,375(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	292,375

TOTAL FIXED INTEREST CONTRACT — 0.32% (Cost $292,375)		$292,375
TOTAL INVESTMENTS — 100.04% (Cost $94,439,488)		$91,382,400
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(35,359)
TOTAL NET ASSETS — 100.00%		$91,347,041

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,005,168	Great-West Bond Index Fund Institutional Class(a)	$ 10,101,936
493,960	Great-West Core Bond Fund Institutional Class(a)	4,954,422
475,085	Great-West Global Bond Fund Institutional Class(a)	4,294,766
275,722	Great-West High Yield Bond Fund Institutional Class(a)	2,608,333
413,107	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,953,431
50,218	Great-West Short Duration Bond Fund Institutional Class(a)	499,168

TOTAL BOND MUTUAL FUNDS — 6.89% (Cost $25,891,246)		$26,412,056
EQUITY MUTUAL FUNDS
207,789	American Century Real Estate Fund Class R6	6,640,950
492,311	DFA International Real Estate Securities Portfolio Institutional Class	2,648,632
232,827	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,647,246
2,408,214	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,349,406
2,607,723	Great-West International Growth Fund Institutional Class(a)	22,087,417
5,039,111	Great-West International Index Fund Institutional Class(a)	49,080,943
3,415,655	Great-West International Value Fund Institutional Class(a)	27,017,829
2,223,409	Great-West Large Cap Growth Fund Institutional Class(a)	23,701,537
1,515,523	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	11,457,352
1,195,496	Great-West Mid Cap Value Fund Institutional Class(a)	10,592,090
1,623,118	Great-West Putnam Equity Income Fund Institutional Class(a)	15,419,623
Shares		Fair Value
Equity Mutual Funds — (continued)
673,919	Great-West Real Estate Index Fund Institutional Class(a)	$ 6,644,843
5,459,643	Great-West S&P 500® Index Fund Institutional Class(a)	54,651,024
2,627,108	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	23,407,533
2,634,808	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	21,157,507
189,412	Great-West Small Cap Growth Fund Institutional Class(a)	1,930,109
1,974,232	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,438,493
1,211,206	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,149,906
199,480	Invesco Global Real Estate Fund Class R6	2,651,091
249,527	Janus Henderson Triton Fund Class N	7,780,265
1,803,265	Northern Emerging Markets Equity Index Fund	20,340,830

TOTAL EQUITY MUTUAL FUNDS — 92.85% (Cost $364,778,559)		$355,794,626
Account Balance
FIXED INTEREST CONTRACT
1,151,158(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,151,158

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,151,158)		$1,151,158
TOTAL INVESTMENTS — 100.04% (Cost $391,820,963)		$383,357,840
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(157,728)
TOTAL NET ASSETS — 100.00%		$383,200,112

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,585	Great-West Bond Index Fund Institutional Class(a)	$ 15,926
781	Great-West Core Bond Fund Institutional Class(a)	7,837
795	Great-West Global Bond Fund Institutional Class(a)	7,188
436	Great-West High Yield Bond Fund Institutional Class(a)	4,129
655	Great-West Multi-Sector Bond Fund Institutional Class(a)	6,263
76	Great-West Short Duration Bond Fund Institutional Class(a)	752

TOTAL BOND MUTUAL FUNDS — 6.75% (Cost $42,304)		$42,095
EQUITY MUTUAL FUNDS
340	American Century Real Estate Fund Class R6	10,860
838	DFA International Real Estate Securities Portfolio Institutional Class	4,506
369	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,198
4,144	Great-West Emerging Markets Equity Fund Institutional Class(a)	35,017
4,318	Great-West International Growth Fund Institutional Class(a)	36,573
8,353	Great-West International Index Fund Institutional Class(a)	81,359
5,663	Great-West International Value Fund Institutional Class(a)	44,794
3,473	Great-West Large Cap Growth Fund Institutional Class(a)	37,023
2,550	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,278
1,893	Great-West Mid Cap Value Fund Institutional Class(a)	16,768
2,574	Great-West Putnam Equity Income Fund Institutional Class(a)	24,458
Shares		Fair Value
Equity Mutual Funds — (continued)
1,104	Great-West Real Estate Index Fund Institutional Class(a)	$ 10,884
8,581	Great-West S&P 500® Index Fund Institutional Class(a)	85,893
4,131	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	36,808
4,433	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	35,598
322	Great-West Small Cap Growth Fund Institutional Class(a)	3,286
3,136	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,524
1,896	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,892
339	Invesco Global Real Estate Fund Class R6	4,509
421	Janus Henderson Triton Fund Class N	13,113
3,111	Northern Emerging Markets Equity Index Fund	35,090

TOTAL EQUITY MUTUAL FUNDS — 93.01% (Cost $571,922)		$580,431
Account Balance
FIXED INTEREST CONTRACT
1,815(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,815

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $1,815)		$1,815
TOTAL INVESTMENTS — 100.05% (Cost $616,041)		$624,341
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(316)
TOTAL NET ASSETS — 100.00%		$624,025

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	8,580,396	$88,739,641	$7,570,858	$15,783,549	$(172,034)	$5,706,026	$1,838,188	$86,232,976	10.63%
Great-West Core Bond Fund Institutional Class	4,221,068	43,577,389	3,572,864	7,510,508	(24,500)	2,697,564	1,150,355	42,337,309	5.22
Great-West Global Bond Fund Institutional Class	4,936,068	45,202,570	3,777,509	4,892,813	143,221	534,787	1,036,631	44,622,053	5.50
Great-West High Yield Bond Fund Institutional Class	2,813,909	27,080,469	1,674,474	4,245,446	88,369	2,110,083	750,448	26,619,580	3.28
Great-West Inflation-Protected Securities Fund Institutional Class	10,214,874	97,915,624	12,109,029	13,819,200	(253,625)	4,921,796	1,053,090	101,127,249	12.46
Great-West Multi-Sector Bond Fund Institutional Class	3,640,834	35,748,402	2,369,882	6,226,465	(340,345)	2,950,963	965,666	34,842,782	4.29
Great-West Short Duration Bond Fund Institutional Class	3,842,460	37,156,460	4,883,901	4,899,783	(16,638)	1,053,479	837,495	38,194,057	4.71
					(575,552)	19,974,698	7,631,873	373,976,006	46.09
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	271,103	3,148,969	337,553	637,494	196,241	233,410	51,536	3,082,438	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,291,229	11,648,160	1,147,102	3,431,732	(493,369)	1,547,352	71	10,910,882	1.34
Great-West International Growth Fund Institutional Class	2,059,735	18,098,608	687,071	5,019,628	(171,910)	3,679,908	22,415	17,445,959	2.15
Great-West International Index Fund Institutional Class	3,982,349	40,219,077	2,299,541	7,739,899	1,008,422	4,009,365	30,888	38,788,084	4.78
Great-West International Value Fund Institutional Class	2,700,018	22,158,491	1,323,868	5,780,422	(970,136)	3,655,206	58,397	21,357,143	2.63
Great-West Large Cap Growth Fund Institutional Class	2,806,582	31,857,751	1,637,669	9,084,167	1,382,119	5,506,914	531,707	29,918,167	3.69
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	953,366	7,621,247	619,120	2,949,118	(590,320)	1,916,194	27,434	7,207,443	0.89
Great-West Mid Cap Value Fund Institutional Class	1,392,638	12,750,426	1,022,981	3,041,196	129,187	1,606,560	84,076	12,338,771	1.52
Great-West Putnam Equity Income Fund Institutional Class	1,895,910	18,652,323	939,280	4,535,197	304,035	2,954,739	160,019	18,011,145	2.22
Great-West Real Estate Index Fund Institutional Class	1,346,077	13,412,298	1,219,719	4,464,649	(258,251)	3,104,954	203,755	13,272,322	1.64
Great-West S&P 500® Index Fund Institutional Class	6,584,558	69,079,799	3,992,726	18,121,856	908,556	10,960,752	1,380,919	65,911,421	8.12
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,167,588	29,507,393	2,408,576	7,975,067	328,575	4,282,304	400,154	28,223,206	3.48
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,657,672	14,196,390	1,772,969	4,841,673	(659,144)	2,183,422	278,144	13,311,108	1.64
Great-West Small Cap Growth Fund Institutional Class	117,379	-	1,096,553	251,882	(6,620)	351,425	1	1,196,096	0.15
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,306,120	18,624,587	1,295,893	4,964,685	(298,249)	3,078,064	496,514	18,033,859	2.22

September 30, 2019

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,526,700	$13,655,906	$659,388	$4,603,686	$(220,216)	$3,082,135	$137,302	$12,793,743	1.58%
					588,920	52,152,704	3,863,332	311,801,787	38.43
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	89,320,587	86,559,236	11,512,243	9,732,190	-	-	981,298	89,320,587	11.01
					0	0	981,298	89,320,587	11.01
				Total	$13,368	$72,127,402	$12,476,503	$775,098,380	95.53%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,705,350	$19,904,330	$9,456,874	$3,632,611	$(11,146)	$1,460,168	$514,695	$27,188,761	11.11%
Great-West Core Bond Fund Institutional Class	1,330,521	9,759,021	4,626,287	1,712,028	4,593	671,842	326,034	13,345,122	5.46
Great-West Global Bond Fund Institutional Class	1,451,372	9,487,572	4,829,165	1,316,522	(22,067)	120,191	277,375	13,120,406	5.36
Great-West High Yield Bond Fund Institutional Class	845,651	5,809,575	2,624,620	981,657	(55,439)	547,323	201,574	7,999,861	3.27
Great-West Inflation-Protected Securities Fund Institutional Class	2,356,519	16,045,765	8,983,148	2,616,343	(62,392)	916,967	215,436	23,329,537	9.53
Great-West Multi-Sector Bond Fund Institutional Class	1,135,863	7,933,573	3,584,552	1,317,421	(42,474)	669,506	267,721	10,870,210	4.44
Great-West Short Duration Bond Fund Institutional Class	922,736	6,343,885	3,579,983	948,249	(6,157)	196,378	179,365	9,171,997	3.75
					(195,082)	4,582,375	1,982,200	105,025,894	42.92
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	90,433	777,316	379,006	224,750	8,380	96,651	17,279	1,028,223	0.42
Great-West Emerging Markets Equity Fund Institutional Class	480,438	3,110,682	1,577,272	1,062,192	(155,561)	433,943	26	4,059,705	1.66
Great-West International Growth Fund Institutional Class	725,711	4,674,484	1,675,376	1,477,070	(309,248)	1,273,981	7,642	6,146,771	2.51
Great-West International Index Fund Institutional Class	1,401,265	10,189,809	4,298,672	2,391,980	(195,478)	1,551,824	10,499	13,648,325	5.58
Great-West International Value Fund Institutional Class	950,873	5,859,103	2,287,830	2,039,646	(683,426)	1,414,121	19,829	7,521,408	3.07
Great-West Large Cap Growth Fund Institutional Class	930,247	7,909,415	2,937,447	2,953,042	(246,175)	2,022,617	170,669	9,916,437	4.05
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	352,297	2,044,880	903,178	783,192	(125,695)	498,501	9,133	2,663,367	1.09
Great-West Mid Cap Value Fund Institutional Class	464,162	3,094,530	1,357,823	961,732	(179,426)	621,850	25,259	4,112,471	1.68

September 30, 2019

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	633,660	$4,543,694	$1,721,320	$1,249,718	$(137,729)	$1,004,474	$47,925	$6,019,770	2.46%
Great-West Real Estate Index Fund Institutional Class	410,599	2,942,885	1,280,595	853,780	15,375	678,801	55,351	4,048,501	1.66
Great-West S&P 500® Index Fund Institutional Class	2,191,836	17,113,918	6,437,477	5,469,294	(764,856)	3,858,181	424,155	21,940,282	8.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,054,972	7,194,404	3,147,618	2,469,036	(363,134)	1,526,814	123,621	9,399,800	3.84
Great-West S&P Small Cap 600® Index Fund Institutional Class	610,487	3,861,079	1,942,806	1,662,541	(344,621)	760,864	96,313	4,902,208	2.00
Great-West Small Cap Growth Fund Institutional Class	45,445	-	428,789	43,029	(943)	77,326	-	463,086	0.19
Great-West T. Rowe Price Equity Income Fund Institutional Class	770,502	4,546,182	1,852,203	1,373,041	(274,009)	999,979	153,395	6,025,323	2.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	507,845	3,388,423	1,191,567	1,231,113	(171,344)	906,861	44,132	4,255,738	1.74
					(3,927,890)	17,726,788	1,205,228	106,151,415	43.38
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	21,380,347	14,800,171	8,435,724	2,055,132	-	-	199,584	21,380,347	8.73
					0	0	199,584	21,380,347	8.73
				Total	$(4,122,972)	$22,309,163	$3,387,012	$232,557,656	95.03%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,575,137	$166,080,888	$27,495,223	$27,889,191	$(252,991)	$10,943,210	$3,648,886	$176,630,130	10.80%
Great-West Core Bond Fund Institutional Class	8,630,313	81,625,543	12,629,884	12,832,045	4,770	5,138,652	2,279,807	86,562,034	5.29
Great-West Global Bond Fund Institutional Class	8,941,893	75,625,780	11,751,919	7,499,881	147,288	956,893	1,823,300	80,834,711	4.94
Great-West High Yield Bond Fund Institutional Class	5,310,597	46,928,688	5,876,151	6,516,361	(89,015)	3,949,771	1,372,065	50,238,249	3.07
Great-West Inflation-Protected Securities Fund Institutional Class	11,111,068	97,162,334	21,195,840	13,317,587	(208,074)	4,958,987	1,102,815	109,999,574	6.72
Great-West Multi-Sector Bond Fund Institutional Class	7,341,252	65,953,576	8,539,346	9,616,981	(461,095)	5,379,840	1,880,885	70,255,781	4.29
Great-West Short Duration Bond Fund Institutional Class	4,584,013	40,731,965	8,970,560	5,296,710	(8,030)	1,159,276	973,037	45,565,091	2.79
					(867,147)	32,486,629	13,080,795	620,085,570	37.90
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	690,934	7,763,138	911,584	1,591,585	291,630	772,785	133,075	7,855,922	0.48

September 30, 2019

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	4,017,881	$34,625,987	$4,094,023	$9,196,988	$(1,311,876)	$4,428,073	$221	$33,951,095	2.07%
Great-West International Growth Fund Institutional Class	5,776,354	48,254,187	2,742,596	12,033,556	(404,078)	9,962,491	62,541	48,925,718	2.99
Great-West International Index Fund Institutional Class	11,168,282	107,012,065	7,767,609	19,380,284	187,006	13,379,679	86,177	108,779,069	6.65
Great-West International Value Fund Institutional Class	7,575,211	59,182,262	4,275,380	13,727,328	(2,935,985)	10,189,608	162,944	59,919,922	3.66
Great-West Large Cap Growth Fund Institutional Class	6,970,963	77,033,857	4,968,961	22,093,609	2,618,876	14,401,255	1,346,366	74,310,464	4.54
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,897,338	22,162,962	2,051,169	7,672,359	(1,451,321)	5,362,099	84,036	21,903,871	1.34
Great-West Mid Cap Value Fund Institutional Class	3,529,825	30,698,645	2,808,431	7,101,020	(654,902)	4,868,197	213,292	31,274,253	1.91
Great-West Putnam Equity Income Fund Institutional Class	4,788,245	44,861,976	2,775,768	10,635,271	(475,454)	8,485,858	405,406	45,488,331	2.78
Great-West Real Estate Index Fund Institutional Class	2,767,660	26,044,342	2,538,499	7,374,035	(420,520)	6,080,317	416,233	27,289,123	1.67
Great-West S&P 500® Index Fund Institutional Class	16,535,907	166,762,572	11,516,304	41,670,783	286,938	28,916,331	3,503,615	165,524,424	10.12
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,956,618	71,301,843	6,281,956	19,150,474	(1,191,010)	12,460,145	1,017,028	70,893,470	4.33
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,047,551	41,360,096	5,773,277	12,176,833	(1,132,965)	5,575,297	849,046	40,531,837	2.48
Great-West Small Cap Growth Fund Institutional Class	362,975	-	3,772,901	304,673	(9,678)	230,484	4	3,698,712	0.23
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,822,122	44,812,945	3,767,476	11,394,527	(1,524,791)	8,343,096	1,255,568	45,528,990	2.78
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,798,861	32,998,337	1,875,614	10,230,768	(120,561)	7,191,275	347,936	31,834,458	1.95
					(8,248,691)	140,646,990	9,883,488	817,709,659	49.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	106,278,285	94,705,377	21,301,156	10,843,093	-	-	1,114,845	106,278,285	6.49
					0	0	1,114,845	106,278,285	6.49
				Total	$(9,115,838)	$173,133,619	$24,079,128	$1,544,073,514	94.37%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,226,675	$14,926,001	$8,854,806	$2,534,569	$(2,378)	$1,131,851	$411,220	$22,378,089	9.32%
Great-West Core Bond Fund Institutional Class	1,094,756	7,315,213	4,312,006	1,164,421	5,659	517,602	259,201	10,980,400	4.57

September 30, 2019

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	1,086,297	$6,511,194	$4,038,707	$806,114	$(12,216)	$76,339	$197,869	$9,820,126	4.09%
Great-West High Yield Bond Fund Institutional Class	652,362	4,093,527	2,254,169	556,546	(29,031)	380,192	147,534	6,171,342	2.57
Great-West Inflation-Protected Securities Fund Institutional Class	992,362	6,083,080	4,307,545	922,722	(19,985)	356,484	84,861	9,824,387	4.09
Great-West Multi-Sector Bond Fund Institutional Class	924,438	5,887,724	3,327,457	871,518	(25,138)	503,205	206,349	8,846,868	3.68
Great-West Short Duration Bond Fund Institutional Class	440,781	2,769,074	1,910,427	384,217	(1,611)	86,077	83,312	4,381,361	1.82
					(84,700)	3,051,750	1,390,346	72,402,573	30.14
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	116,146	950,293	480,124	227,379	10,813	117,545	21,997	1,320,583	0.55
Great-West Emerging Markets Equity Fund Institutional Class	757,552	4,746,357	2,516,455	1,500,001	(216,470)	638,506	41	6,401,317	2.66
Great-West International Growth Fund Institutional Class	1,035,301	6,280,025	2,287,584	1,454,879	(316,744)	1,656,265	10,803	8,768,995	3.65
Great-West International Index Fund Institutional Class	1,999,751	13,901,160	5,880,493	2,305,018	(125,264)	2,000,938	14,866	19,477,573	8.11
Great-West International Value Fund Institutional Class	1,356,050	7,690,984	3,228,752	1,740,013	(543,089)	1,546,635	28,105	10,726,358	4.47
Great-West Large Cap Growth Fund Institutional Class	1,175,769	9,583,692	3,377,743	2,841,477	(178,299)	2,413,744	219,846	12,533,702	5.22
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	536,132	3,003,833	1,342,141	1,023,717	(177,395)	730,904	13,978	4,053,161	1.69
Great-West Mid Cap Value Fund Institutional Class	599,709	3,815,904	1,732,246	945,411	(162,897)	710,683	32,465	5,313,422	2.21
Great-West Putnam Equity Income Fund Institutional Class	816,278	5,575,429	2,097,484	1,110,435	(99,935)	1,192,159	61,571	7,754,637	3.23
Great-West Real Estate Index Fund Institutional Class	411,447	2,809,509	1,280,452	706,104	5,512	673,009	55,260	4,056,866	1.69
Great-West S&P 500® Index Fund Institutional Class	2,803,494	20,769,644	7,762,451	4,882,031	(522,601)	4,412,910	546,338	28,062,974	11.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,351,201	8,858,002	3,981,215	2,625,152	(375,024)	1,825,138	159,348	12,039,203	5.01
Great-West S&P Small Cap 600® Index Fund Institutional Class	935,895	5,582,142	2,974,745	2,057,583	(413,835)	1,015,936	147,372	7,515,240	3.13
Great-West Small Cap Growth Fund Institutional Class	67,857	-	734,068	322,051	(5,731)	279,449	1	691,466	0.29
Great-West T. Rowe Price Equity Income Fund Institutional Class	993,297	5,568,057	2,274,122	1,203,755	(216,662)	1,129,162	197,131	7,767,586	3.23
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	640,627	4,115,130	1,442,250	1,303,062	(186,844)	1,114,134	56,866	5,368,452	2.24
					(3,524,465)	21,457,117	1,565,988	141,851,535	59.06

September 30, 2019

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	10,240,758	$6,437,890	$4,508,424	$796,150	$-	$-	$90,594	$10,240,758	4.26%
					0	0	90,594	10,240,758	4.26
				Total	$(3,609,165)	$24,508,867	$3,046,928	$224,494,866	93.46%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,387,932	$90,556,003	$23,611,064	$15,576,542	$112,061	$5,808,192	$2,076,424	$104,398,717	6.97%
Great-West Core Bond Fund Institutional Class	5,105,948	44,391,776	11,295,438	7,074,131	226,485	2,599,578	1,291,286	51,212,661	3.42
Great-West Global Bond Fund Institutional Class	4,908,446	38,159,770	9,932,711	4,086,998	170,922	366,870	941,122	44,372,353	2.96
Great-West High Yield Bond Fund Institutional Class	2,979,704	24,251,745	5,085,538	3,121,183	28,892	1,971,900	727,518	28,188,000	1.88
Great-West Inflation-Protected Securities Fund Institutional Class	3,074,505	24,073,894	8,669,316	3,552,707	(54,943)	1,247,098	279,944	30,437,601	2.03
Great-West Multi-Sector Bond Fund Institutional Class	4,296,087	35,572,092	7,949,573	5,095,253	(9,928)	2,687,141	1,040,457	41,113,553	2.74
Great-West Short Duration Bond Fund Institutional Class	1,540,862	12,441,343	4,251,860	1,730,114	(4,085)	353,075	312,220	15,316,164	1.02
					469,404	15,033,854	6,668,971	315,039,049	21.02
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	830,847	9,022,667	1,025,594	1,545,286	294,348	943,755	158,015	9,446,730	0.63
Great-West Emerging Markets Equity Fund Institutional Class	5,959,258	49,489,795	5,688,749	10,771,447	(1,489,279)	5,948,635	324	50,355,732	3.36
Great-West International Growth Fund Institutional Class	7,770,582	61,988,188	3,278,968	13,154,977	(1,289,295)	13,704,653	82,461	65,816,832	4.39
Great-West International Index Fund Institutional Class	15,023,027	137,519,735	9,152,286	18,470,386	(601,478)	18,122,651	113,545	146,324,286	9.77
Great-West International Value Fund Institutional Class	10,187,237	75,877,537	5,005,055	12,403,189	(2,720,417)	12,101,639	214,757	80,581,042	5.38
Great-West Large Cap Growth Fund Institutional Class	8,326,524	89,922,096	5,293,941	25,389,817	1,173,217	18,934,522	1,612,060	88,760,742	5.92
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,157,818	30,574,753	2,835,834	8,844,450	(1,444,464)	6,866,965	118,623	31,433,102	2.10
Great-West Mid Cap Value Fund Institutional Class	4,300,732	36,058,525	3,113,284	6,948,245	(908,351)	5,880,922	256,306	38,104,486	2.54
Great-West Putnam Equity Income Fund Institutional Class	5,838,734	52,583,215	2,692,710	10,218,413	(919,760)	10,410,461	486,711	55,467,973	3.70
Great-West Real Estate Index Fund Institutional Class	2,580,701	23,444,970	2,580,316	6,104,066	(364,093)	5,524,491	384,740	25,445,711	1.70

September 30, 2019

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	19,976,585	$195,094,270	$11,696,570	$39,051,409	$2,307,295	$32,226,180	$4,202,463	$199,965,611	13.34%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,612,391	83,459,085	7,102,045	20,283,676	(2,113,086)	15,368,949	1,218,357	85,646,403	5.72
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,221,646	56,804,369	8,212,999	13,843,351	(736,251)	6,815,804	1,194,360	57,989,821	3.87
Great-West Small Cap Growth Fund Institutional Class	521,221	-	2,330,396	473,105	(5,576)	3,453,956	5	5,311,247	0.35
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,102,116	52,530,513	3,968,432	11,573,603	(2,547,212)	10,613,205	1,507,761	55,538,547	3.71
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,532,755	38,494,110	1,901,360	11,188,168	(434,689)	8,777,182	415,801	37,984,484	2.54
					(11,799,091)	175,693,970	11,966,289	1,034,172,749	69.02
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	35,707,596	29,042,750	9,916,759	3,601,151	-	-	349,238	35,707,596	2.38
					0	0	349,238	35,707,596	2.38
				Total	$(11,329,687)	$190,727,824	$18,984,498	$1,384,919,394	92.42%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	750,245	$4,762,829	$3,556,461	$1,139,574	$10,183	$360,242	$135,443	$7,539,958	4.67%
Great-West Core Bond Fund Institutional Class	369,280	2,336,228	1,731,310	529,614	5,184	165,956	85,418	3,703,880	2.30
Great-West Global Bond Fund Institutional Class	343,955	1,955,047	1,468,394	337,726	(5,532)	23,637	60,778	3,109,352	1.93
Great-West High Yield Bond Fund Institutional Class	211,278	1,260,872	852,736	236,688	(12,113)	121,768	46,384	1,998,688	1.24
Great-West Inflation-Protected Securities Fund Institutional Class	130,304	707,902	694,762	155,610	(2,865)	42,959	10,065	1,290,013	0.80
Great-West Multi-Sector Bond Fund Institutional Class	310,509	1,868,105	1,327,172	390,216	(11,652)	166,515	66,797	2,971,576	1.84
Great-West Short Duration Bond Fund Institutional Class	79,722	464,073	407,065	92,648	387	13,944	14,563	792,434	0.49
					(16,408)	895,021	419,448	21,405,901	13.27
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	97,937	769,382	395,917	148,839	6,741	97,085	18,205	1,113,545	0.69
Great-West Emerging Markets Equity Fund Institutional Class	770,717	4,628,864	2,570,435	1,283,623	(193,937)	596,880	40	6,512,556	4.04
Great-West International Growth Fund Institutional Class	957,773	5,543,241	2,365,278	1,272,638	(272,149)	1,476,460	9,764	8,112,341	5.03

September 30, 2019

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	1,850,682	$12,266,186	$5,819,656	$1,847,247	$(118,621)	$1,787,043	$13,452	$18,025,638	11.18%
Great-West International Value Fund Institutional Class	1,255,848	6,815,189	3,195,364	1,420,725	(450,124)	1,343,930	25,403	9,933,758	6.16
Great-West Large Cap Growth Fund Institutional Class	970,780	7,724,028	3,001,889	2,338,922	(124,511)	1,961,519	180,520	10,348,514	6.42
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	526,279	2,809,774	1,270,121	762,823	(138,740)	661,598	13,339	3,978,670	2.47
Great-West Mid Cap Value Fund Institutional Class	504,884	3,063,849	1,426,515	557,092	(98,879)	539,998	26,604	4,473,270	2.78
Great-West Putnam Equity Income Fund Institutional Class	685,855	4,489,659	1,801,011	741,100	(74,717)	966,052	50,689	6,515,622	4.04
Great-West Real Estate Index Fund Institutional Class	279,641	1,878,076	982,206	547,503	17,531	444,477	37,447	2,757,256	1.71
Great-West S&P 500® Index Fund Institutional Class	2,337,714	16,754,165	6,561,521	3,457,504	(360,374)	3,542,338	449,538	23,400,520	14.51
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,126,060	7,128,939	3,219,778	1,727,585	(234,910)	1,412,066	130,846	10,033,198	6.22
Great-West S&P Small Cap 600® Index Fund Institutional Class	913,525	5,241,413	2,818,801	1,626,791	(341,291)	902,183	141,198	7,335,606	4.55
Great-West Small Cap Growth Fund Institutional Class	65,510	-	233,661	195,257	(5,716)	629,141	1	667,546	0.41
Great-West T. Rowe Price Equity Income Fund Institutional Class	834,692	4,485,442	2,002,208	865,757	(160,723)	905,396	162,554	6,527,289	4.05
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	527,401	3,306,391	1,237,796	1,023,516	(140,965)	898,953	46,616	4,419,624	2.74
					(2,691,385)	18,165,119	1,306,216	124,154,953	77.00
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,856,775	1,092,944	947,322	199,301	-	-	15,810	1,856,775	1.15
					0	0	15,810	1,856,775	1.15
				Total	$(2,707,793)	$19,060,140	$1,741,474	$147,417,629	91.42%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,859,412	$25,338,234	$7,132,560	$5,384,784	$23,899	$1,651,082	$582,109	$28,737,092	3.28%
Great-West Core Bond Fund Institutional Class	1,410,218	12,415,571	3,458,465	2,443,453	83,900	713,903	362,576	14,144,486	1.62
Great-West Global Bond Fund Institutional Class	1,280,372	10,204,346	2,719,622	1,470,047	22,374	120,641	253,982	11,574,562	1.32
Great-West High Yield Bond Fund Institutional Class	787,753	6,548,885	1,396,212	955,719	77,231	462,765	198,103	7,452,143	0.85

September 30, 2019

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	203,783	$1,297,491	$902,644	$251,160	$(4,006)	$68,474	$15,246	$2,017,449	0.23%
Great-West Multi-Sector Bond Fund Institutional Class	1,173,911	9,867,837	2,385,735	1,762,411	838	743,170	291,225	11,234,331	1.28
Great-West Short Duration Bond Fund Institutional Class	203,260	1,619,889	642,536	288,650	(1,039)	46,630	41,160	2,020,405	0.23
					203,197	3,806,665	1,744,401	77,180,468	8.81
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	547,448	5,718,962	811,776	917,250	164,061	610,994	101,899	6,224,482	0.71
Great-West Emerging Markets Equity Fund Institutional Class	4,751,105	38,172,827	4,878,835	7,330,704	(1,047,724)	4,425,875	253	40,146,833	4.58
Great-West International Growth Fund Institutional Class	5,629,962	43,310,366	4,181,373	9,390,825	(932,726)	9,584,867	58,139	47,685,781	5.44
Great-West International Index Fund Institutional Class	10,881,283	95,935,937	8,756,045	11,155,051	(278,838)	12,446,768	80,092	105,983,699	12.10
Great-West International Value Fund Institutional Class	7,377,170	52,985,266	4,928,713	7,840,930	(1,756,616)	8,280,369	151,472	58,353,418	6.66
Great-West Large Cap Growth Fund Institutional Class	5,377,697	57,273,651	3,892,232	16,237,300	408,898	12,397,664	1,035,931	57,326,247	6.54
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,163,017	22,539,294	2,451,737	6,090,872	(1,049,117)	5,012,249	88,327	23,912,408	2.73
Great-West Mid Cap Value Fund Institutional Class	2,831,402	22,941,421	2,532,746	4,099,152	(577,052)	3,711,209	164,722	25,086,224	2.86
Great-West Putnam Equity Income Fund Institutional Class	3,847,554	33,410,285	2,328,944	5,857,964	(653,349)	6,670,502	312,307	36,551,767	4.17
Great-West Real Estate Index Fund Institutional Class	1,527,632	13,843,052	1,960,693	4,019,449	(238,332)	3,278,151	228,949	15,062,447	1.72
Great-West S&P 500® Index Fund Institutional Class	13,044,193	124,227,668	7,961,884	22,245,103	1,333,897	20,627,924	2,702,634	130,572,373	14.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,279,189	53,109,278	5,557,880	12,372,004	(1,282,738)	9,652,420	783,074	55,947,574	6.39
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,489,686	41,840,272	6,908,049	9,636,572	(555,168)	4,970,428	887,768	44,082,177	5.03
Great-West Small Cap Growth Fund Institutional Class	389,981	-	4,423,192	186,129	(6,368)	(263,152)	4	3,973,911	0.45
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,680,004	33,379,741	3,196,284	6,686,216	(1,590,547)	6,707,824	967,075	36,597,633	4.18
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,926,541	24,519,348	1,493,812	7,207,962	(424,914)	5,719,216	267,128	24,524,414	2.80
					(8,486,633)	113,833,308	7,829,774	712,031,388	81.26
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,827,545	3,884,255	1,517,595	621,381	-	-	47,076	4,827,545	0.55
					0	0	47,076	4,827,545	0.55
				Total	$(8,283,436)	$117,639,973	$9,621,251	$794,039,401	90.62%

September 30, 2019

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	257,092	$1,628,602	$1,182,459	$358,291	$1,214	$131,007	$47,877	$2,583,777	2.83%
Great-West Core Bond Fund Institutional Class	126,033	796,202	571,971	163,332	1,605	59,266	30,115	1,264,107	1.38
Great-West Global Bond Fund Institutional Class	115,179	660,559	467,679	94,632	(1,419)	7,615	21,567	1,041,221	1.14
Great-West High Yield Bond Fund Institutional Class	70,490	420,867	271,826	66,797	(3,357)	40,935	16,331	666,831	0.73
Great-West Multi-Sector Bond Fund Institutional Class	105,036	636,633	428,301	117,557	(3,518)	57,821	24,041	1,005,198	1.10
Great-West Short Duration Bond Fund Institutional Class	12,895	76,003	63,341	13,562	53	2,394	2,446	128,176	0.14
					(5,422)	299,038	142,377	6,689,310	7.32
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	57,046	409,491	248,265	61,721	3,296	52,575	10,114	648,610	0.71
Great-West Emerging Markets Equity Fund Institutional Class	538,259	2,976,002	1,878,959	665,519	(96,469)	358,849	27	4,548,291	4.98
Great-West International Growth Fund Institutional Class	608,550	3,223,377	1,700,016	607,716	(122,199)	838,738	5,929	5,154,415	5.64
Great-West International Index Fund Institutional Class	1,176,476	7,137,703	4,100,687	808,638	(35,802)	1,029,126	8,174	11,458,878	12.54
Great-West International Value Fund Institutional Class	797,942	3,972,909	2,240,170	631,961	(197,954)	730,605	15,439	6,311,723	6.91
Great-West Large Cap Growth Fund Institutional Class	549,333	4,120,109	1,752,347	1,044,090	(25,931)	1,027,528	100,461	5,855,894	6.41
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	347,855	1,726,689	876,651	376,089	(76,148)	402,530	8,609	2,629,781	2.88
Great-West Mid Cap Value Fund Institutional Class	291,800	1,637,196	889,359	219,891	(39,014)	278,683	14,919	2,585,347	2.83
Great-West Putnam Equity Income Fund Institutional Class	397,100	2,387,456	1,160,480	289,491	(28,037)	514,007	28,307	3,772,452	4.13
Great-West Real Estate Index Fund Institutional Class	159,957	1,018,661	570,051	263,279	4,235	251,746	21,308	1,577,179	1.73
Great-West S&P 500® Index Fund Institutional Class	1,337,975	8,899,209	3,897,278	1,253,528	(119,479)	1,850,168	250,321	13,393,127	14.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	643,911	3,792,244	1,941,963	726,873	(92,406)	729,917	72,979	5,737,251	6.28
Great-West S&P Small Cap 600® Index Fund Institutional Class	606,972	3,209,118	1,953,130	788,822	(153,258)	500,558	90,589	4,873,984	5.34
Great-West Small Cap Growth Fund Institutional Class	43,879	-	356,374	18,509	(474)	109,260	-	447,125	0.49
Great-West T. Rowe Price Equity Income Fund Institutional Class	482,582	2,385,909	1,251,331	330,425	(60,994)	466,973	90,481	3,773,788	4.13
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	299,708	1,762,877	727,295	449,195	(57,592)	470,578	26,002	2,511,555	2.75
					(1,098,226)	9,611,841	743,659	75,279,400	82.41

September 30, 2019

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	292,375	$181,098	$137,300	$28,739	$-	$-	$2,716	$292,375	0.32%
					0	0	2,716	292,375	0.32
				Total	$(1,103,648)	$9,910,879	$888,752	$82,261,085	90.05%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,005,168	$8,587,164	$2,793,025	$1,893,656	$(25,126)	$615,403	$204,390	$10,101,936	2.64%
Great-West Core Bond Fund Institutional Class	493,960	4,224,982	1,329,150	877,634	3,252	277,924	128,123	4,954,422	1.29
Great-West Global Bond Fund Institutional Class	475,085	3,685,993	1,109,512	560,143	(10,001)	59,404	96,899	4,294,766	1.12
Great-West High Yield Bond Fund Institutional Class	275,722	2,206,687	572,507	358,005	(3,285)	187,144	70,033	2,608,333	0.68
Great-West Multi-Sector Bond Fund Institutional Class	413,107	3,358,348	954,478	590,579	26,853	231,184	103,984	3,953,431	1.03
Great-West Short Duration Bond Fund Institutional Class	50,218	428,064	134,937	76,398	197	12,565	10,855	499,168	0.13
					(8,110)	1,383,624	614,284	26,412,056	6.89
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	232,827	2,222,686	544,145	359,077	60,936	239,492	42,332	2,647,246	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,408,214	17,859,130	3,996,636	3,596,375	(521,337)	2,090,015	126	20,349,406	5.31
Great-West International Growth Fund Institutional Class	2,607,723	18,388,542	3,196,465	3,311,959	(89,942)	3,814,369	26,220	22,087,417	5.76
Great-West International Index Fund Institutional Class	5,039,111	40,789,604	7,117,312	4,178,546	(131,813)	5,352,573	36,099	49,080,943	12.81
Great-West International Value Fund Institutional Class	3,415,655	22,477,737	3,998,192	2,900,068	(649,083)	3,441,968	68,241	27,017,829	7.05
Great-West Large Cap Growth Fund Institutional Class	2,223,409	22,191,781	2,952,271	5,740,723	733,209	4,298,208	426,955	23,701,537	6.19
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,515,523	10,018,153	1,794,588	2,724,400	(596,354)	2,369,011	41,268	11,457,352	2.99
Great-West Mid Cap Value Fund Institutional Class	1,195,496	8,888,616	1,799,199	1,446,282	(127,808)	1,350,557	67,039	10,592,090	2.77
Great-West Putnam Equity Income Fund Institutional Class	1,623,118	12,973,666	1,838,598	1,910,993	(141,916)	2,518,352	127,417	15,419,623	4.02
Great-West Real Estate Index Fund Institutional Class	673,919	5,716,240	1,333,946	1,665,493	15,940	1,260,150	99,206	6,644,843	1.74
Great-West S&P 500® Index Fund Institutional Class	5,459,643	48,063,376	5,558,422	7,755,035	(173,722)	8,784,261	1,103,067	54,651,024	14.26
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,627,108	20,612,222	3,748,781	4,608,913	(386,772)	3,655,443	320,830	23,407,533	6.11

September 30, 2019

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,634,808	$18,563,759	$4,738,023	$4,555,640	$(448,066)	$2,411,365	$418,407	$21,157,507	5.52%
Great-West Small Cap Growth Fund Institutional Class	189,412	-	709,818	209,812	(1,899)	1,430,103	2	1,930,109	0.50
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,974,232	12,969,132	2,245,469	2,113,744	(324,231)	2,337,636	396,465	15,438,493	4.03
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,211,206	9,512,178	1,115,338	2,644,565	(87,876)	2,166,955	110,252	10,149,906	2.65
					(2,870,734)	47,520,458	3,283,926	315,732,858	82.40
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,151,158	953,754	339,561	154,154	-	-	11,997	1,151,158	0.30
					0	0	11,997	1,151,158	0.30
				Total	$(2,878,844)	$48,904,082	$3,910,207	$343,296,072	89.59%
Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,585	$-	$51,409	$35,399	$517	$(84)	$103	$15,926	2.55%
Great-West Core Bond Fund Institutional Class	781	-	25,307	17,400	207	(70)	83	7,837	1.26
Great-West Global Bond Fund Institutional Class	795	-	23,420	16,149	(86)	(83)	53	7,188	1.15
Great-West High Yield Bond Fund Institutional Class	436	-	13,128	9,005	16	6	14	4,129	0.66
Great-West Multi-Sector Bond Fund Institutional Class	655	-	20,000	13,761	79	24	14	6,263	1.01
Great-West Short Duration Bond Fund Institutional Class	76	-	2,424	1,670	6	(2)	5	752	0.12
					739	(209)	272	42,095	6.75
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	369	-	13,071	8,932	(392)	59	59	4,198	0.67
Great-West Emerging Markets Equity Fund Institutional Class	4,144	-	114,862	80,650	(2,841)	805	-	35,017	5.61
Great-West International Growth Fund Institutional Class	4,318	-	114,401	77,878	(206)	50	38	36,573	5.86
Great-West International Index Fund Institutional Class	8,353	-	253,300	173,965	(3,056)	2,024	52	81,359	13.04
Great-West International Value Fund Institutional Class	5,663	-	139,218	95,744	(1,726)	1,320	98	44,794	7.18
Great-West Large Cap Growth Fund Institutional Class	3,473	-	129,126	91,257	(896)	(846)	537	37,023	5.93

September 30, 2019

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,550	$-	$62,134	$43,223	$(1,206)	$367	$6	$19,278	3.09%
Great-West Mid Cap Value Fund Institutional Class	1,893	-	52,194	35,914	(1,031)	488	7	16,768	2.69
Great-West Putnam Equity Income Fund Institutional Class	2,574	-	76,261	52,483	(916)	680	13	24,458	3.92
Great-West Real Estate Index Fund Institutional Class	1,104	-	34,547	23,914	126	251	10	10,884	1.74
Great-West S&P 500® Index Fund Institutional Class	8,581	-	279,958	195,004	(3,525)	939	548	85,893	13.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,131	-	119,631	83,468	(2,462)	645	176	36,808	5.90
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,433	-	114,946	79,732	(2,035)	384	369	35,598	5.71
Great-West Small Cap Growth Fund Institutional Class	322	-	9,771	6,460	(288)	(25)	-	3,286	0.53
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,136	-	76,184	52,220	(1,282)	560	250	24,524	3.93
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,896	-	55,390	39,321	(716)	(177)	137	15,892	2.55
					(22,452)	7,524	2,300	512,353	82.11
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,815	-	5,846	4,037	-	-	6	1,815	0.29
					0	0	6	1,815	0.29
				Total	$(21,713)	$7,315	$2,578	$556,263	89.15%

September 30, 2019